Document and Entity Information	Mar. 31, 2022
Cover [Abstract]
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001492674
Document Type	8-K
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	T2 BIOSYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36571
Entity Tax Identification Number	20-4827488
Entity Address, Address Line One	101 Hartwell Avenue
Entity Address, City or Town	Lexington
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	761-4646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	TTOO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false